Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Rent expense	$ 23	$ 24	$ 21
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2016	11
2017	10
2018	8
2019	6
2020	6
2021 and thereafter	13
Total	$ 54